Defined Contribution Plan	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Defined Contribution Plan
Defined Contribution Plan
The Insulet 401(k) Retirement Plan (the “401(k) Plan”) is a defined contribution plan in the form of a qualified 401(k) plan, in which substantially all employees are eligible to participate upon hire. Eligible employees may elect to contribute 100% of their eligible compensation up to the IRS maximum. The Company has the option of making both matching contributions and discretionary profit-sharing contributions to the 401(k) Plan. Since 2011, the Company has offered a discretionary match of 50% for the first 6% of an employee’s salary that was contributed to the 401(k) Plan. The Company match vests after the employee attains one year of service. The total amount contributed by the Company under the 401(k) Plan for continuing operations was $1.6 million, $1.1 million and $0.8 million for the years ended December 31, 2015, 2014 and 2013, respectively. Contributions for discontinued operations were not significant during those same periods.